CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Mar. 31, 2025	Jan. 09, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares (in shares)	120,000		120,000	120,000
Common stock, shares issued (in shares)	38,801		38,544	38,014
Common stock, shares outstanding (in shares)	38,801		38,544	38,014